Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
Net Revenues
Operating expenses:
General and administrative	(12,090)	(73,190)		(57,784)		(101,996)	(157)	(952)	(608)	(659)
Write-off of initial public offering expenses				(6,404)					(2,230)
Total operating expenses	(35,398)	(214,290)		(155,029)		(198,458)	(157)	(952)	(2,838)	(659)
Other operating expenses	(442)	(2,678)		(1,821)		(296)			(4)	(8)
Operating profit (loss)	9,898	59,918		21,112		41,811	(157)	(952)	(2,842)	(667)
Interest income	340	2,058		1,132		243	41	246
Interest expense	(893)	(5,407)					(778)	(4,712)
Changes in fair value of derivative component of the convertible note	(4,429)	(26,809)					(4,429)	(26,809)
Equity in profits of subsidiaries and VIEs							19,945	120,741	14,618	16,608
Income before income tax	4,916	29,760		22,244		42,054	14,622	88,514	11,776	15,941
Income tax benefit (expense)	12,603	76,294		(18,001)		(28,497)	2,897	17,540	(7,533)	(2,384)
Net income	17,519	106,054		4,243		13,557	17,519	106,054	4,243	13,557
Other comprehensive income (loss), Foreign currency translation gain (loss)	(908)	(5,496)	10	58	(37)	(224)	(908)	(5,496)	58	(224)
Comprehensive income	$ 16,611	100,558		4,301		13,333	$ 16,611	100,558	4,301	13,333